Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Other Non-current Assets

Other non-current assets comprise:

(€ million)	2017	2016	2015
Available-for-sale financial assets	2,182	1,583	1,609

Pre-funded pension obligations (Note D.19.1.)	53	30	49

Long-term loans and advances and other non-current receivables	730	776	671

Financial assets recognized under the fair value option	336	329	276

Derivative financial instruments (Note D.20.)	63	102	120
Total	3,364	2,820	2,725

Summary of Stock Prices of Quoted Equity Investments Classified as Available-for-sale Financial Assets

A 10% decline in stock prices of quoted equity investments classified as available-for-sale financial assets would have had the following impact as of December 31, 2017:

(€ million)	Sensitivity
Other comprehensive income before tax	(156)

Income before tax	(1)
Total	(157)

Summary of Decline in the Quoted Market Prices of Other Available-for-sale Financial Assets

A 10% decline in the quoted market prices of Sanofi’s other available-for-sale financial assets combined with a simultaneous 0.5% rise in the yield curve would have had the following impact as of December 31, 2017:

(€ million)	Sensitivity
Other comprehensive income before tax	(13)

Income before tax	-
Total(a)	(13)

(a)	Represents approximately 3.8% of the value of the assets involved.